Property and equipment, net (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Subtotal	$ 739,142	$ 1,205,611
Less: accumulated depreciation and amortization	(585,626)	(951,020)
Total	153,516	254,591
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Subtotal	85,163	86,371
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	212,428	237,217
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	55,762	60,352
Computer and network equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	372,727	403,410
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Subtotal	13,062	418,261
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Subtotal